Consolidated Statements of Shareholders Equity (Deficit) - USD ($)	Common Stock	Treasury Stock	Additional Paid In Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2018			$ 100	$ (2,951,632)		$ (2,951,532)
Balance at beginning of year (in shares) at Dec. 31, 2018	1,201,460,800				240,292
Net loss				(1,560,401)		(1,560,401)
Balance at end of year at Dec. 31, 2019			100	(4,512,033)		(4,511,933)
Balance at ending of year (in shares) at Dec. 31, 2019	1,201,460,800				240,292
Net loss				(2,095,364)		(2,095,364)
Balance at end of year at Dec. 31, 2020			100	(6,607,397)		$ (6,607,297)
Balance at ending of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292	1,201,460,800
Net loss				(21,462,588)		$ (21,462,588)
Conversion of "2020 Notes" into ordinary shares			1,213,313			1,213,313
Conversion of "2020 Notes" into ordinary shares (in shares)	25,913,600				5,183
Sale of equity securities, including conversion of "Bridge Notes"			17,000,000			17,000,000
Sale of equity securities, including conversion of "Bridge Notes" (in shares)	1,710,500,800				342,100
Costs associated with sale of equity securities			(1,897,126)			(1,897,126)
Merger recapitalization of Cellect		$ (2,932,000)	2,932,000
Merger recapitalization of Cellect (in shares)	416,775,599				83,355
Reclassification of warrants upon issuance of exchange warrants			12,410,730			12,410,730
Balance at end of year at Dec. 31, 2021		$ (2,932,000)	$ 31,659,017	$ (28,069,985)		$ 657,032
Balance at ending of year (in shares) at Dec. 31, 2021	3,354,650,799				670,930	3,354,650,799